Changes in Accounting Policies, Estimates and Disclosures	12 Months Ended
Dec. 31, 2021
Disclosure of changes in accounting policies, accounting estimates and errors [text block] [Abstract]
Changes in Accounting Policies, Estimates and Disclosures
4.	Changes in Accounting policies, Estimates and Disclosures:

During the year ended December 31, 2021, there have been no accounting changes that may significantly affect these consolidated financial statements.